Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance	$ 37,220	$ 33,569	$ 100,061
Rent			908
Professional fees	2,500		17,500
Deposit			20,958
Other			7,638
Total prepaid expenses and other current assets	$ 39,720	$ 33,569	$ 147,065